SCUDDER
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Scudder New York Tax Free Fund
Scudder California Tax Free Fund
Scudder Massachusetts Tax Free Fund

Supplement to Prospectus Dated August 1, 2000

The following information replaces disclosure for the portfolios in "The portfolio managers" section of the Prospectus: The following people handle the day-to-day management of each fund in this prospectus.

Scudder New York Tax Free Fund             Scudder California Tax Free Fund

  Philip G. Condon                           Eleanor R. Brennan
  Co-Lead Portfolio Manager                  Co-Lead Portfolio Manager
    o Began investment career in 1978          o Began investment career in 1986
    o Joined the adviser in 1983               o Joined the adviser in 1995
    o Joined the fund team in 1989             o Joined the fund team in 1999

  Ashton P. Goodfield                        Philip G. Condon
  Co-Lead Portfolio Manager                  Co-Lead Portfolio Manager
    o Began investment career in 1986          o Began investment career in 1978
    o Joined the adviser in 1986               o Joined the adviser in 1983
    o Joined the fund team in 1999             o Joined the fund team in 1989

  Eleanor R. Brennan                         Matthew J. Caggiano
    o Began investment career in 1986          o Began investment career in 1989
    o Joined the adviser in 1995               o Joined the adviser in 1989
    o Joined the fund team in 1999             o Joined the fund team in 1999

Scudder Massachusetts Tax Free Fund

  Philip G. Condon
  Lead Portfolio Manager
    o Began investment career in 1978
    o Joined the adviser in 1983
    o Joined the fund team in 1989

  Rebecca L. Wilson
    o Began investment career in 1986
    o Joined the adviser in 1986
    o Joined the fund team in 1999




August 1, 2000